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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ______________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jamie Zimmerman
Title:   Authorized Signatory
Phone:   212-808-7420

Signature, Place, and Date of Signing:

    Jamie Zimmerman              New York, NY             November 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 265086
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

           28-____________________      ____________________________________

    [Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

                            VALUATION CURRENCY: USD

      ITEM 1         ITEM 2      ITEM 3         ITEM 4       ITEM 5            ITEM 6          ITEM 7           ITEM 8
------------------- --------     ---------  -------------- ------------ --------------------- -------- -------------------------
                                                 FAIR       SHARES OF        INVESTMENT
     NAME OF        TITLE OF     CUSIP          MARKET      PRINCIPAL        DESCRETION                    VOTING AUTHORITY
      ISSUER         CLASS       NUMBER         VALUE        AMOUNT     SOLE   SHARED   OTHER MANAGERS     SOLE     SHARED OTHER
------------------- --------     ---------  -------------- ------------ ---- ---------- ----- -------- ------------ ------ -----
Anadarko
 Petroleum
 Corporation         Common     032511107    26,569,600.00   380,000.00  X                      LITE     380,000.00   0      0
Avon Products Inc.   Common     054303102    35,972,354.00 2,255,320.00  X                      LITE   2,255,320.00   0      0
Diamond Foods
 Inc.                Common     252603105    33,378,004.00 1,773,539.00  X                      LITE   1,773,539.00   0      0
Gray Television
 Inc.                Common     389375106     9,810,790.00 4,302,978.00  X                      LITE   4,302,978.00   0      0
Macquarie
 Infrastructure Co   Common     55608B105    35,062,048.00   845,276.00  X                      LITE     845,276.00   0      0
Ralcorp Holdings
 Inc.                Common     751028101     5,259,796.00    72,052.00  X                      LITE      72,052.00   0      0
Seagate Technology   Common     052580676    30,173,616.00   974,600.00  X                      LITE     974,600.00   0      0
Theravance Inc.      Common     88338t104    25,400,013.00   980,317.00  X                      LITE     980,317.00   0      0
Tronox Ltd.          Common     897051306    42,490,381.00 1,875,955.00  X                      LITE   1,875,955.00   0      0
Vical Inc.           Common     925602104     5,581,361.00 1,288,998.00  X                      LITE   1,288,998.00   0      0
Royal Bank of
 Scotland 6.6%
 Series S            Common     780097739     7,970,661.00   386,550.00  X                      LITE     386,550.00   0      0
Royal Bank of
 Scotland 6.75%
 Series Q            Common     780097754     3,967,315.00   188,740.00  X                      LITE     188,740.00   0      0
Royal Bank of
 Scotland 7.25%
 Series T            Common     780097713     3,450,400.00   152,000.00  X                      LITE     152,000.00   0      0
                                            --------------
                    Total Under Management: 265,086,339.00